Fair values	12 Months Ended
Dec. 31, 2022
Fair values
Fair values

(30) Fair values

Cash and cash equivalents, trade accounts receivable, contract assets, other current and non-current financial assets, current loan liabilities, current portion of lease obligations, long term lease obligations, trade accounts payable, current contract liabilities, non-current contract liabilities, and other current and non-current financial liabilities are classified as amortized cost and approximate their carrying amounts. Non- current loan liabilities are classified as amortized cost (31 December 2022: T€ 328,295 and 31 December 2021 T€ 326,344) for which the fair value was on 31 December 2022 T€ 306,574 and at 31 December 2021 T€ 336,412 based on level 3 in the fair value hierarchy. The fair values of financial assets and liabilities other than classified at amortized cost, together with the carrying amounts shown in the balance sheet, are as follows:

		31 Dec 2022		31 Dec 2021
	Classification	Carrying	Fair	Carrying	Fair
in k€	according to IFRS 9	amount	Value	amount	value
Investments	Fair value through other comprehensive income	311,899	311,899	158,908	158,908
Long-term investments	Fair value through profit and loss	122,477	122,477	268,793	268,793
Assets from derivative financial instruments	Fair value through profit and loss	8,215	8,215	0	0
Liabilities from derivative financial instruments	Fair value through profit and loss	(7,358)	(7,358)	(9,344)	(9,344)
Contingent consideration	Fair value through profit and loss	(306)	(306)	(1,103)	(1,103)
		434,927	434,927	417,254	417,254
Unrecognised (gain)/loss			—		—

In determining the fair values on level 2 and 3 the following valuation techniques are used:

Financial instruments measured at fair value.

The fair value of derivative financial instruments is determined using market-related methods. The valuation model is based on quoted values of similar instruments, the characteristics of which are broadly in line with the instruments to be evaluated.

The fair values for contingent consideration are determined using discounted cash flow models. The capital flows used are basically based on the contracts underlying the conditional consideration and the relevant project or business planning. The discount rate considers the risk structure underlying capital flows (usually weighted average cost of capital of the acquired entity). Additional non-observable input factors include, for example, marketing success probabilities.

At the time of acquisition of investments, the fair value corresponds to the acquisition costs. Changes in fair value may occur due to scientific or financial plan discrepancies or new financing rounds. These deviations are determined by means of discounted cash flow valuation models.

Financial instruments not measured at fair value.

For cash and cash equivalents, trade accounts receivables, contract assets, trade accounts payable, contract liabilities, loan liabilities, lease obligations and other current financial assets and liabilities, fair value is determined without the use of significant unobservable inputs, respectively the net book values represent an appropriate approximation of the fair value.

Assets and liabilities that are not measured at fair value but whose fair value is expressed.

The present value for long-term credit liabilities was calculated using a simplified model using unobservable input factors (discount rate 3.06%) and thus corresponds to the level 3 investigation hierarchy.

Hierarchy levels

The following table allocates financial assets and financial liabilities to the three levels of the fair value hierarchy as defined in IFRS 13:

	31 Dec 2022
in k€	Level 1	Level 2	Level 3	Total
Assets at fair value through other comprehensive income	311,899	—	—	311,899
Assets at fair value through profit and loss	70,133	8,215	52,344	130,692
Liabilities at fair value through other comprehensive income	—	—	—	—
Liabilities at fair value through profit and loss	—	(7,358)	(306)	(7,664)

	31 Dec 2021
in k€	Level 1	Level 2	Level 3	Total
Assets at fair value through other comprehensive income	158,908	—	—	158,908
Assets at fair value through profit and loss	244,866	—	23,927	268,793
Liabilities at fair value through other comprehensive income	—	—	—	—
Liabilities at fair value through profit and loss	—	(9,344)	(1,103)	(10,447)

The levels of the fair value hierarchy and its application to Evotec’s financial assets and financial liabilities are described below:

Level 1: quoted prices in active markets for identical assets or liabilities.

Level 2: inputs other than quoted prices that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e. derived from prices); and

Level 3: inputs for the asset or liability that are not based on observable market data.

The following tables show the movement of fair values at level 3 for the financial years 2022 and 2021, respectively:

		Other	Contingent
in k€	Note	investments	consideration
Balance at 1 Jan 2022		23,927	(1,103)
Exchange rate differences		—	—
Addition	(11);(18)	25,846	(14)
Additions due to discontinuation of the use of equity method		—	—
Consumption		—	—
Reclassification to Liabilities		—	—
Net income/expense effected	(11)	2,571	811
Balance on 31 Dec 2022		52,344	(306)

		Other	Contingent
in k€	Note	investments	consideration
Balance at 1 Jan 2021		19,289	(6,381)
Exchange rate differences		—	(268)
Addition	(11);(18)	6,647	—
Additions due to discontinuation of the use of equity method		—	—
Consumption		—	445
Reclassification to Liabilities		—	3,571
Net income/expense effected	(11)	(2,009)	1,530
Balance on 31 Dec 2021		23,927	(1,103)

The effects recognised in the income statement above from the adjustment of the fair values at level 3 were included in the consolidated income statement “Other operating income” and “interest expense”.

For the fair value of the level 3 hierarchy, possible alternative assumptions of significant unobservable inputs would have ceteris paribus the following effects as of 31 December 2022 and 2021:

	2022		2021
	Net result		Net result
in k€	Increase	Decrease	Increase	Decrease
Contingent consideration
Discount rate (movement of 1.5%-points)	(7)	7	(11)	11
Commercialization success rate (movement of 10%-points)	—	—	109	(109)
Long-term investments
Discount rate (movement of 1.5%-points)	(8,478)	12,539	(4,118)	6,279

In the financial years 2022 and 2021, no reclasses were made among the individual levels.